Shareholder Report, Holdings (Details) - Tuttle Capital Magnificent 7 Income Blast ETF	Feb. 28, 2026
United States Treasury Bill 9/3/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.11%
First American Money Market Funds 3.60% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
GOOGL 04/17/2026 310.01 C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
NVDA 04/17/2026 190.01 C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
META 04/17/2026 660.01 C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AAPL 04/17/2026 270.01 C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
AMZN 04/17/2026 230.01 C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
TSLA 04/17/2026 475.01 C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
NVDA 03/06/2026 162.51 P [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
AAPL 03/06/2026 255.01 P [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.11%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.17%)